NEUBERGER BERMAN INCOME FUNDS(R)

TAX-FREE MONEY FUND
     RESERVE CLASS

Supplement to the Prospectus, dated December 19, 2005

THE FOLLOWING REPLACES NOTE *** IN THE "FEE TABLE" ON PAGE 10:

*** Effective June 1, 2006, Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to 0.20% of average net assets. NBMI expects that, in the future, it may voluntarily reimburse or waive certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the Fund.

THE DATE OF THIS SUPPLEMENT IS JUNE 1, 2006.

                                          NEUBERGER BERMAN
                                          A LEHMAN BROTHERS COMPANY
                                          NEUBERGER BERMAN MANAGEMENT INC.
                                          605 Third Avenue,  2nd Floor
                                          New York, NY  10158-0180
                                          SHAREHOLDER SERVICES
                                          800.877.9700
                                          INSTITUTIONAL SERVICES
                                          800.366.6264
                                          www.nb.com